Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Average Summary	Average	Value of Initial Fixed			Bank
	Compensation	Compensation	Compensation Table	Compensation	$100 Investment Based On:			Pre Provision
	Table Total For	Actually Paid to	Total for	Actually Paid to	Total Shareholder	Peer Group Total	Net Income	Net Revenue
Year	PEO (1)	PEO (1)	Non-PEO NEOs (2)	Non-PEO NEOs (2)	Return	Shareholder Return (3)	(in millions)	(PPNR) ROAA
2025	$ 2,703,888	$ 3,101,806	$ 796,019	$ 886,260	$ 248.68	$ 148.15	$58.0	2.97
2024	3,300,108	3,972,908	679,591	843,398	207.94	110.50	41.5	2.23
2023	2,360,462	2,503,103	544,748	575,735	139.49	104.92	39.7	2.32
2022	2,207,257	2,323,003	797,723	827,847	126.86	112.59	38.5	2.55

1)	The Company’s Principal Executive Officer “PEO” is James A. Hughes.
2)	The Company’s current Non-PEO NEOs consist of George Boyan, Vincent Geraci, James Donovan, and Daniel Sharabba. Prior periods include Janice Bolomey who resigned as Executive Vice President and Chief Administrator Officer on June 30, 2023, John Kauchak who retired as Executive Vice President and Chief Operating Officer on June 30, 2023, who were both reported on the 2023 Proxy, and James Davies, Senior Vice President and Controller, who was reported on the 2024 Proxy.
3)	For the years in which public shareholder return data was available, the Company’s peer group total shareholder consists of data compiled on the following banks: Amalgamated Bank, Bankwell Bank, BCB Community Bank, Columbia Bank, ConnectOne Bank, Embassy Bank for the Lehigh Valley, First Bank, First Commerce Bank, First Keystone Community Bank, Flushing Bank, Kearny Bank, LINKBANK, Metropolitan Commercial Bank, NorthEast Community Bank, Northfield Bank, OceanFirst Bank, Orange Bank & Trust Company, Parke Bank, Peapack Private Bank & Trust, QNB Bank, Somerset Regal Bank, The Bank of Princeton, The Ephrata National Bank, The Honesdale National Bank, and Univest Bank and Trust Co.

Company Selected Measure Name	Bank Pre Provision Net Revenue (PPNR) ROAA
Named Executive Officers, Footnote
1)	The Company’s Principal Executive Officer “PEO” is James A. Hughes.
2)	The Company’s current Non-PEO NEOs consist of George Boyan, Vincent Geraci, James Donovan, and Daniel Sharabba. Prior periods include Janice Bolomey who resigned as Executive Vice President and Chief Administrator Officer on June 30, 2023, John Kauchak who retired as Executive Vice President and Chief Operating Officer on June 30, 2023, who were both reported on the 2023 Proxy, and James Davies, Senior Vice President and Controller, who was reported on the 2024 Proxy.

Peer Group Issuers, Footnote
3)	For the years in which public shareholder return data was available, the Company’s peer group total shareholder consists of data compiled on the following banks: Amalgamated Bank, Bankwell Bank, BCB Community Bank, Columbia Bank, ConnectOne Bank, Embassy Bank for the Lehigh Valley, First Bank, First Commerce Bank, First Keystone Community Bank, Flushing Bank, Kearny Bank, LINKBANK, Metropolitan Commercial Bank, NorthEast Community Bank, Northfield Bank, OceanFirst Bank, Orange Bank & Trust Company, Parke Bank, Peapack Private Bank & Trust, QNB Bank, Somerset Regal Bank, The Bank of Princeton, The Ephrata National Bank, The Honesdale National Bank, and Univest Bank and Trust Co.

PEO Total Compensation Amount	$ 2,703,888	$ 3,300,108	$ 2,360,462	$ 2,207,257
PEO Actually Paid Compensation Amount	$ 3,101,806	3,972,908	2,503,103	2,323,003
Adjustment To PEO Compensation, Footnote

Below is a summary of the adjustments used to determine compensation “actually paid” for the Company’s PEO and Non-PEO NEOs:

Adjustment	2025	2024	2023	2022
Deduction for Amounts Reported under the "Stock Awards" Column	$(1,267,849)	($ 1,080,415)	($ 774,000)	($ 1,378,660)
Deduction for Amounts Reported under "Option Awards" Column	-	-	-	-
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	1,543,842	1,678,985	1,109,625	1,339,170
Increase for Fair Value of Awards Granted During Year that Vest During Year	-	-	-	-
Increase for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	428,816	677,334	182,683	98,841
Increase (Decrease) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	62	1,960	(240,298)	138,592
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During Year	-	-	-	-
Increase Based Upon Incremental Fair Value of Awards Modified During Year	-	-	-	-
Increase Based on Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award	54,010	50,161	50,556	38,300

Non-PEO NEO Average Total Compensation Amount	$ 796,019	679,591	544,748	797,723
Non-PEO NEO Average Compensation Actually Paid Amount	$ 886,260	843,398	575,735	827,847
Adjustment to Non-PEO NEO Compensation Footnote

Below is a summary of the adjustments used to determine compensation “actually paid” for the Company’s PEO and Non-PEO NEOs:

Adjustment	2025	2024	2023	2022
Deduction for Amounts Reported under the "Stock Awards" Column	$(1,267,849)	($ 1,080,415)	($ 774,000)	($ 1,378,660)
Deduction for Amounts Reported under "Option Awards" Column	-	-	-	-
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	1,543,842	1,678,985	1,109,625	1,339,170
Increase for Fair Value of Awards Granted During Year that Vest During Year	-	-	-	-
Increase for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	428,816	677,334	182,683	98,841
Increase (Decrease) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	62	1,960	(240,298)	138,592
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During Year	-	-	-	-
Increase Based Upon Incremental Fair Value of Awards Modified During Year	-	-	-	-
Increase Based on Dividends or Other Earnings Paid During Year Prior to Vesting Date of Award	54,010	50,161	50,556	38,300

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Measure	Description
Pre-Provision Net Revenue (PPNR) ROAA

Pre-provision Net Revenue("PPNR") is a Non-GAAP measure and is defined as the Bank's income before provision for income taxes, less provision for credit losses divided by average total assets. Information obtained from Call Report data.

Pre-Provision Net Revenue (PPNR) ROAE

Pre-provision Net Revenue("PPNR") ROAE is a Non-GAAP measure and is defined as the Bank's income before provision for income taxes, less provision for credit losses divided by average total equity. Information obtained from Call Report data.

Total Shareholder Return Amount	$ 248.68	207.94	139.49	126.86
Peer Group Total Shareholder Return Amount	148.15	110.5	104.92	112.59
Net Income (Loss)	$ 58,000,000	$ 41,500,000	$ 39,700,000	$ 38,500,000
Company Selected Measure Amount	2.97	2.23	2.32	2.55
PEO Name	James A. Hughes.
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue (PPNR) ROAA
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue (PPNR) ROAE
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,543,842	$ 1,678,985	$ 1,109,625	$ 1,339,170
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,816	677,334	182,683	98,841
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62	1,960	(240,298)	138,592
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,010	50,161	50,556	38,300
Deduction for Amounts Reported under the "Stock Awards" Column
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,267,849)	$ (1,080,415)	$ (774,000)	$ (1,378,660)